UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               ---------------------------------

Check here if Amendment [_];      Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                       Nesconset, New York         5-16-2011
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[_] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 98
                                        -------------------

Form 13F Information Table Value Total: $172,728
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           Independent Investors, Inc.
                           FORM 13F INFORMATION TABLE

                                                                  FAIR MKT.     SHARES/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS    CUSIP         VALUE       PRN AMT   DSCRETN   MANAGERS  SOLE  SHARED   NONE
--------------                      --------------    -----         -----       -------   -------   --------  ----  ------   ----
3M                                  Common Stock     88579Y101      3009000      32190      SOLE               X
ABBOTT LABORATORIES                 Common Stock     002824100      3144000      64100      SOLE               X
AGILENT TECHNOLOGIES                Common Stock     00846U101       425000       9500      SOLE               X
AIR PRODUCTS & CHEMICALS            Common Stock     009158106       603000       6694      SOLE               X
ALTRIA GROUP INC.                   Common Stock     02209S103       359000      13800      SOLE               X
AMERICAN EXPRESS CO.                Common Stock     025816109       786000      17400      SOLE               X
AMGEN INC.                          Common Stock     031162100      1523000      28500      SOLE               X
ANADARKO PETROLEUM CORPORATION      Common Stock     03251110        417000       5100      SOLE               X
APACHE CORP.                        Common Stock     037411105       248000       1900      SOLE               X
APPLE COMPUTER                      Common Stock     037833100     21703000      62275      SOLE               X
AQUA AMERICA                        Common Stock     03836W103       662000      28932      SOLE               X
AUDIOVOX CORPORATION                Common Stock     050757103       120000      15000      SOLE               X
AVON PRODUCTS                       Common Stock     054303102       275000      10200      SOLE               X
BHP BILLITON LTD ADR                Common Stock     088606108       421000       4400      SOLE               X
BP plc (ADR)                        Common Stock     055622104      1046000      23700      SOLE               X
BAKER HUGHES, INC.                  Common Stock     057224107      1468000      20000      SOLE               X
BANK OF NY MELLON CORP              Common Stock     064058100       678000      22721      SOLE               X
BANK OF AMERICA CORP                Common Stock     060505104       530000      39829      SOLE               X
BAXTER INTERNATIONAL                Common Stock     071813109      2710000      50400      SOLE               X
BERKSHIRE HATHAWAY INC. CL. "B"     Common Stock     084670207      1752000      20960      SOLE               X
BOEING CORPORATION                  Common Stock     097023105      2511000      33975      SOLE               X
BRISTOL-MYERS SQUIBB                Common Stock     110122108       874000      33100      SOLE               X
BROADCOM CORP                       Common Stock     111320107       823000      20900      SOLE               X
CATERPILLAR INC                     Common Stock     149123101       300000       2700      SOLE               X
CHEVRON TEXACO                      Common Stock     166764100       714000       6650      SOLE               X
CISCO SYSTEMS                       Common Stock     17275R102      1584000      92375      SOLE               X
CITIGROUP                           Common Stock     172967101        93000      21101      SOLE               X
COCA COLA                           Common Stock     191216100      3350000      50508      SOLE               X
COLGATE-PALMOLIVE COMPANY           Common Stock     194162103      1918000      23750      SOLE               X
CONOCO PHILLIPS                     Common Stock     20825C104       598000       7500      SOLE               X
CORNING INC.                        Common Stock     219350105       779000      37800      SOLE               X
CYTEC INDUSTRIES                    Common Stock     232820100       462000       8500      SOLE               X
DEVON ENERGY CORP.                  Common Stock     25179M103      1908000      20800      SOLE               X
DIEBOLD INC.                        Common Stock     253651103       212000       6000      SOLE               X
DISNEY (WALT) CO.                   Common Stock     254687106      2136000      49575      SOLE               X
DOVER CORP                          Common Stock     260003108      1840000      28000      SOLE               X
DUPONT DE NEMOURS                   Common Stock     263534109      1366000      24859      SOLE               X
EMC CORPORATION                     Common Stock     26864810        212000       8000      SOLE               X
EMERSON CO.                         Common Stock     291011104      4078000      69800      SOLE               X
EXXON MOBIL                         Common Stock     30231G102      7952000      94532      SOLE               X
FEDEX CORP                          Common Stock     31428X106       561000       6000      SOLE               X
FIDELITY NATIONAL INFORMATION
  SERVICES, INC.                    Common Stock     31620M106      1078000      33000      SOLE               X
FLUOR CORP                          Common Stock     343412102      1068000      14500      SOLE               X
FREEPORT-MCMORAN COPPER & GOLD, INC Common Stock     35671D857       222000       4000      SOLE               X
GENERAL ELECTRIC                    Common Stock     369604103      3290000     164137      SOLE               X
GOLDMAN SACHS                       Common Stock     38141G104      1752000      11050      SOLE               X
GOOGLE, INC.                        Common Stock     38259P508       748000       1275      SOLE               X
HALLIBURTON COMPANY                 Common Stock     406216101      1604000      32200      SOLE               X
HOME DEPOT                          Common Stock     437076102      1563000      42200      SOLE               X
HONEYWELL INTL                      Common Stock     438516106      3152000      52800      SOLE               X
IBM CORPORATION                     Common Stock     459200101      4265000      26159      SOLE               X
ISHARES MSCI EMERGING MKTS          Common Stock     464287234       340000       7000      SOLE               X
ITT INDUSTRIES                      Common Stock     450911102       876000      14600      SOLE               X
INGERSOLL-RAND COMPANY LTD          Common Stock     G4776G101       700000      14500      SOLE               X
INTEL CORP.                         Common Stock     458140100      1077000      53400      SOLE               X
JP MORGAN CHASE & CO.               Common Stock     46625H100      4057000      88020      SOLE               X
JACOBS ENGINEERING GROUP            Common Stock     469814107      2137000      41560      SOLE               X
JOHNSON & JOHNSON                   Common Stock     478160104      6672000     112622      SOLE               X
KIMBERLY CLARK                      Common Stock     494368103       848000      13000      SOLE               X
KRAFT FOODS INC                     Common Stock     50075N104       583000      18600      SOLE               X
L-3 COMMUNICATIONS                  Common Stock     502424104       657000       8400      SOLE               X
LILLY (ELI) & CO.                   Common Stock     532457108       527000      15000      SOLE               X
MARTIN MARIETTA MATERIALS, INC.     Common Stock     573284106       914000      10200      SOLE               X
MC DONALD'S CORPORATION             Common Stock     580135101      2446000      32150      SOLE               X
MICROSOFT CORPORATION               Common Stock     594918104      1946000      76650      SOLE               X
MONSANTO                            Common Stock     61166W101       325000       4500      SOLE               X
MORGAN STANLEY                      Common Stock     617446448       529000      19375      SOLE               X
NESTLE S A SPONSORED ADR            Common Stock     641069406       224000       3900      SOLE               X
NIKE INC.                           Common Stock     654106103      1400000      18500      SOLE               X
NORFOLK SOUTHERN CORP.              Common Stock     655844108      1607000      23200      SOLE               X
NOVARTIS ADR                        Common Stock     66987V109      1502000      27650      SOLE               X
ORACLE CORPORATION                  Common Stock     68389X105      2704000      80900      SOLE               X
PALL CORPORATION                    Common Stock     696429307      1901000      33000      SOLE               X
PEABODY ENERGY CORP                 Common Stock     704549104      1079000      15000      SOLE               X
PEPSICO                             Common Stock     713448108      2094000      32525      SOLE               X
PFIZER                              Common Stock     717081103       773000      38100      SOLE               X
PHILIP MORRIS INTERNATIONAL         Common Stock     718172109       925000      14100      SOLE               X
PRECISION CASTPARTS                 Common Stock     740189105      1839000      12500      SOLE               X
PROCTER & GAMBLE                    Common Stock     742718109      6817000     110670      SOLE               X
QUALCOMM                            Common Stock     747525103      2988000      54500      SOLE               X
RESEARCH IN MOTION, LTD.            Common Stock     760975102       751000      13300      SOLE               X
SARA LEE CORP                       Common Stock     803111103       353000      20000      SOLE               X
SCHLUMBERGER LIMITED                Common Stock     806857108      4797000      51446      SOLE               X
STRYKER CORPORATION                 Common Stock     863667101      1953000      32130      SOLE               X
TENARIS S.A.                        Common Stock     88031M109       247000       5000      SOLE               X
TETRA TECH INC.                     Common Stock     88162G103       888000      36000      SOLE               X
TETRAGON FINANCIAL GROUP            Common Stock     G8766R134        91000      12000      SOLE               X
THE VALSPAR CORPORATION             Common Stock     920355104      1962000      50200      SOLE               X
THOMAS & BETTS CORP.                Common Stock     884315102       713000      12000      SOLE               X
TIME WARNER INC.                    Common Stock     887317105       208000       5850      SOLE               X
UNION PACIFIC CORP.                 Common Stock     907818108       275000       2800      SOLE               X
UNITED PARCEL SERVICE               Common Stock     911312106      4221000      56800      SOLE               X
VANGUARD EMERGING MARKETS ETF       Common Stock     922042858       558000      11400      SOLE               X
WATERS CORP                         Common Stock     941848103      6109000      70300      SOLE               X
WATTS WATER TECHNOLOGIES            Common Stock     942749102      1890000      49500      SOLE               X
WELLS FARGO                         Common Stock     30226D106      1179000      37200      SOLE               X
YUM! BRANDS                         Common Stock     988498101       924000      18000      SOLE               X
ZIMMER HOLDINGS                     Common Stock     98956P102       230000       3800      SOLE               X